Recoverable taxes - Schedule of estimated recovery of ICMS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 3,783,271	R$ 2,108,025
ICMS [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	1,312,990	R$ 893,206
ICMS [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	568,748
ICMS [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	278,500
ICMS [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	197,252
ICMS [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 268,490